Financial Instruments - Additional Information - Short-Term and Long-Term Debt (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017	Jan. 01, 2018	[1]	Jul. 19, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Issuance of outstanding notes payables	$ 71	$ 65
Total debt	$ 9,365	$ 9,311		$ 9,873				$ 11,401
Share in borrowings, percentage	84.00%	79.00%
Long term borrowings	$ 9,303	$ 9,266	[1]		$ 9,009
Premiums, fees and issuance costs paid	63	51		251
Issuance costs of new debt	24			39
Proportional fees and issuance costs related to the extinguished debt instruments	39	51		212
Addtion to Extinguished Debt Instruments	$ 1	$ 4		$ 16
Other countries [member]
Disclosure of detailed information about financial instruments [line items]
Share in borrowings, percentage	5.00%	6.00%
Finance subsidiaries [member]
Disclosure of detailed information about financial instruments [line items]
Share in borrowings, percentage	11.00%	15.00%
2017 Credit Agreement [member]
Disclosure of detailed information about financial instruments [line items]
Bank indebtedness	$ 2,897	$ 3,208					$ 4,050
2017 Credit Agreement [member] | Revolving Credit Facility [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments held	1,135	1,135
Notes payable [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	$ 6,203	$ 5,766

[1]	The Company’s comparative financial statements were re-presented, see note 2.1 for a description of main changes.